Label	Element	Value
Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly | Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $1.51 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.80%
Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly | Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $600.37 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.70%
Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly | Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $540.33 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly | Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $625.53 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.10%)